Employee Benefits - Additional Information (Detail) Years in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) Years	Oct. 31, 2019 CAD ($) Years	Oct. 31, 2018 Years
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 463	$ 352
Investments of principal pension plans	The principal defined benefit plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan's respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans. The investment policies for the principal defined benefit pension plans generally do not apply to the Pension Enhancement Account (PEA) assets, which are invested at the members' discretion in certain mutual and pooled funds.
Society and TD Pension Plan [member]
Disclosure of defined benefit plans [line items]
Description of equity portfolio of pension plans	The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across medium to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio. Foreign equities are included to further diversify the portfolio.
Percentage of maximum possible fund invested in emerging market equities	10.00%
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years	16	16	15
Principal pension plans [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 550
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years	15	18	17
Principal non-pension post-retirement benefit plan [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 18
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years	13	13	12
Other pension and retirement plans [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 42